UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-09174

Aegis Value Fund, Inc.

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:             (703) 528-7788

Date of fiscal year end:           8/31

Date of reporting period:         5/31/2011

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
May 31, 2011
(Unaudited)
	Shares	Value
Common Stock - 95.8%
Consumer Discretionary - 19.2%
Distributors - 2.5%
Audiovox Corp. Class A(1)	137,548	$1,046,740
Core-Mark Holding Co., Inc.(1)	94,286	3,369,782
		4,416,522
Hotels, Restaurants & Leisure - 2.7%
Bowl America, Inc. Class A	9,481	123,585
Century Casinos, Inc.(1)	808,544	2,296,265
Frisch's Restaurants, Inc.	18,486	401,700
J. Alexander's Corp.(1)	120,010	730,861
Luby's, Inc.(1)	230,603	1,153,015
		4,705,426
Household Durables - 5.0%
Bassett Furniture Industries, Inc.(2)	899,631	7,736,827
Retail Holdings N.V.(1)	57,305	1,094,525
		8,831,352
Leisure Equipment & Products - 0.7%
Head N.V.(1)(3)	1,776,700	1,278,422

Media - 0.7%
Fisher Communications, Inc.(1)	41,368	1,232,766

Multiline Retail - 1.5%
Duckwall-ALCO Stores, Inc.(1)(2)	231,978	2,693,265

Specialty Retail - 0.9%
Books-A-Million, Inc.	408,457	1,539,883

Textiles, Apparel & Luxury Goods - 5.2%
Delta Apparel, Inc.(1)(2)	469,937	7,815,052
Tandy Brands Accessories, Inc.(1)(2)	348,892	676,851
Unifi, Inc.(1)	46,488	646,183
		9,138,086
Total Consumer Discretionary		33,835,722

Consumer Staples - 7.0%
Food Products - 2.0%
Imperial Sugar Co.	198,909	3,534,613

Tobacco - 5.0%
Alliance One International, Inc.(1)	2,266,555	8,794,233
Total Consumer Staples		12,328,846

Energy - 17.6%
Energy Equipment & Services - 7.0%
Ensco PLC ADR	47,104	2,511,585
GulfMark Offshore, Inc. Class A(1)	74,406	3,043,206
Hornbeck Offshore Services, Inc.(1)	145,666	3,931,525
Leader Energy Services Ltd.(1)(3)	175,433	186,506
Mitcham Industries, Inc.(1)	128,616	1,872,649
Noble Corp.	17,300	724,351
		12,269,822

Oil, Gas & Consumable Fuels - 10.6%
Adams Resources & Energy, Inc.	18,795	$490,550
ATP Oil & Gas Corp.(1)	234,542	4,334,336
CVR Energy, Inc.(1)	105,833	2,313,509
Endeavour International Corp.(1)	50,058	708,321
Energy Partners Ltd.(1)	276,147	4,429,398
Magnum Hunter Resources, Inc.(1)	84,716	604,025
Patriot Coal Corp.(1)	114,000	2,636,820
Tesoro Corp.(1)	81,087	1,978,523
Western Refining, Inc.(1)	71,450	1,245,373
		18,740,855
Total Energy		31,010,677

Financials - 21.5%
Capital Markets - 2.1%
BKF Capital Group, Inc.(1)	331,200	364,320
Medallion Financial Corp.	140,170	1,342,829
Penson Worldwide, Inc.(1)	74,100	279,357
SWS Group, Inc.	271,713	1,766,134
		3,752,640
Commercial Banks - 0.3%
Citizens Bancshares Corp.	3,024	13,306
OBA Financial Services, Inc.(1)	38,700	580,500
		593,806
Diversified Financial Services - 3.8%
California First National Bancorp.	370,616	5,585,183
Marlin Business Services Corp.(1)	83,131	1,026,668
		6,611,851
Insurance - 10.7%
American Safety Insurance Holdings Ltd.(1)	316,615	5,866,876
Aspen Insurance Holdings Ltd.	198,700	5,337,082
Homeowners Choice, Inc.	29,750	214,200
Penn Millers Holding Corp.(1)	232,816	4,050,998
White Mountains Insurance Group Ltd.	8,300	3,398,850
		18,868,006
Real Estate Investment Trusts - 1.9%
BRT Realty Trust(1)	488,077	3,148,097
CommonWealth REIT	7,775	202,934
Vestin Realty Mortgage I, Inc.(1)	26,809	36,728
		3,387,759
Thrifts & Mortgage Finance - 2.7%
B of I Holding, Inc.(1)	303,593	4,596,398
First Federal of Northern Michigan Bancorp, Inc.(1)	35,640	127,948
		4,724,346
Total Financials		37,938,408

Industrials - 13.8%
Aerospace & Defense - 2.1%
Allied Defense Group, Inc.(1)	215,829	$735,977
Sparton Corp.(1)	100,473	953,489
Sypris Solutions, Inc.(1)	496,874	1,942,777
		3,632,243
Air Freight & Logistics - 1.2%
Dart Group PLC(3)	1,510,054	2,161,124

Airlines - 0.5%
MAIR Holdings, Inc.(1)(2)(4)	1,360,922	—
Republic Airways Holdings, Inc.(1)	190,000	927,200
		927,200

Construction & Engineering - 0.2%
Integrated Electrical Services, Inc.(1)	112,101	363,207

Machinery - 4.8%
Hardinge, Inc.	262,597	2,851,803
Tecumseh Products Co., Class A(1)(2)	142,581	1,479,991
Tecumseh Products Co., Class B(1)(2)	398,969	4,065,494
		8,397,288
Marine - 1.1%
Baltic Trading Ltd.	100,691	640,395
Globus Maritime Ltd.	68,650	617,163
Ultrapetrol (Bahamas) Ltd.(1)	122,617	636,382
		1,893,940
Trading Companies & Distributors - 3.9%
Aircastle Ltd.	539,433	6,764,490
Huttig Building Products, Inc.(1)	90,033	72,927
		6,837,417
Total Industrials		24,212,419

Information Technology - 5.5%
Electronic Equipment, Instruments & Components - 5.5%
Frequency Electronics, Inc.(1)	211,190	2,031,648
Ingram Micro, Inc. Class A(1)	230,400	4,379,904
Sanmina-SCI Corp.(1)	305,690	3,267,826
Total Information Technology		9,679,378

Materials - 8.7%
Chemicals - 2.0%
American Pacific Corp.(1)(2)	534,150	3,562,781

Containers & Packaging - 0.6%
Mod-Pac Corp.(1)(2)	159,725	1,030,226

Metals & Mining - 3.2%
Amerigo Resources Ltd.	1,971,600	2,258,839
Horsehead Holding Corp.(1)	94,366	1,258,842
Mercator Minerals Ltd.(1)	9,500	30,299
Universal Stainless & Alloy Products, Inc.(1)	54,278	1,976,262
		5,524,242
Paper & Forest Products - 2.9%
Fibrek, Inc.(1)(3)	3,388,800	5,106,722
Total Materials		15,223,971

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Integrated Telecom Express, Inc.(1)(4)	308,300	$3,083

Utilities - 2.5%
Independent Power Producers & Energy Traders - 2.5%
GenOn Energy, Inc.(1)	819,646	3,270,388
Maxim Power Corp.(1)(3)	376,800	1,201,746
Total Utilities		4,472,134

Total Common Stock (Cost $165,970,653)		168,704,638

Preferred Stocks - 0.6%

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
ATP Oil & Gas Corp.(5)	10,600	1,142,150

Total Preferred Stocks (Cost $1,094,550)		1,142,150

Short-Term Investments - 3.8%
UMB Bank Money Market Fiduciary, 0.010%(6)	6,725,479	6,725,479

Total Short-Term Investments (Cost $6,725,479)		6,725,479

Total Investments - 100.2% (Cost $173,790,682)		176,572,267

Liabilities Less Other Assets - (0.2)%		(415,311)

Net Assets -100.0%		$176,156,956

________________________

(1) Non-income producing securities.

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.

(3) Foreign security denominated in U.S. Dollars.

(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund Board of Directors.

(5) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(6) Variable rate demand deposit; the rate shown is the 7-day effective yield as of May 31, 2011.

ADR -— American Depository Receipt

PLC -— Public Limited Company

REIT -— Real Estate Investment Trusts

(7) At May 31, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$174,430,981
Gross unrealized appreciation	$33,942,096
Gross unrealized depreciation	(31,650,190)
Unrealized appreciation on Foreign Currency	604
Net unrealized appreciation on investments	$2,292,510

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value				Dividends	Value
	Beginning		Sales	Realized	Credited	End of
	of Period	Purchases	Proceeds	Gain/Loss	to Income	Period
American Pacific Corp.	$2,499,822	$-	$-	$-	$-	$3,562,781
Bassett Furniture Industries, Inc.	4,908,891	-	1,094,811	(746,924)	26,989	7,736,827
Delta Apparel, Inc.	6,341,542	-	262,379	129,591	-	7,815,052
Duckwall-ALCO Stores, Inc.	3,187,378	-	-	-	-	2,693,265
MAIR Holdings, Inc.	-	-	-	-	-	-
Mod-Pac Corp.	702,790	-	-	-	-	1,030,226
Tandy Brands Accessories, Inc.	1,081,565	-	-	-	-	676,851
Tecumseh Products Co., Class A*	1,709,789	41,772	101,608	18,079	-	1,479,991
Tecumseh Products Co., Class B	4,603,426	3,876	-	-	-	4,065,494
Total	$25,035,203	$45,648	$1,458,798	$(599,254)	$26,989	$29,060,487

* Class A shares of Tecumseh Products Co. did not reflect affiliated status as of May 31, 2011.  Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (GAAP) and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures on September 1, 2008.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2011:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$ 33,835,722	$ -	$ -	$ 33,835,722
Consumer Staples	12,328,846	-	-	12,328,846
Energy	31,010,677	-	-	31,010,677
Financials	37,938,408	-	-	37,938,408
Industrials	24,212,419	-	-	24,212,419
Information Technology	9,679,378	-	-	9,679,378
Materials	15,223,971	-	-	15,223,971
Telecommunication Services	-	-	3,083	3,083
Utilities	4,472,134	-	-	4,472,134
Preferred Stock
Energy	1,142,150	-	-	1,142,150
Short-Term Investments	-	6,725,479	-	6,725,479
Total	$ 169,843,705	$ 6,725,479	$ 3,083	$ 176,572,267

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Beginning balance September 1, 2010	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance May 31, 2011
$3,083	$-	$-	$-	$-	$-	$3,083

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  July 28, 2011

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  July 28, 2011